Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	$ 2,977	$ 3,037	$ 3,763
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment	700	1,766	3,264
Leasehold Improvements [Member] | At Cost [Member]
Statement Line Items [Line Items]
Property, plant and equipment	8,598	11,456
Leasehold Improvements [Member] | Accumulated Depreciation and Impairment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	(7,898)	(9,690)
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Property, plant and equipment	2,277	1,271	$ 499
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Statement Line Items [Line Items]
Property, plant and equipment	25,610	24,850
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Depreciation and Impairment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	$ (23,333)	$ (23,579)